INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Raw materials	$ 5,883	$ 7,684
Finished products	7,510	9,113
Inventory, Net	$ 13,393	$ 16,797